ACCOUNTS RECEIVABLES, NET (Tables)	9 Months Ended
Sep. 30, 2017
ACCOUNTS RECEIVABLES, NET
Schedule of accounts receivables, net

	As of December 31, 2016	As of September 30, 2017
Accounts receivables	198,851	306,308
Less: allowance for doubtful accounts	—	—

Accounts receivables, net	198,851	306,308